Virtus Duff & Phelps International Equity Fund,

Virtus Horizon International Wealth Masters Fund and Virtus Horizon Wealth Masters Fund,

each a series of Virtus Opportunities Trust

Supplement dated December 29, 2017 to the Summary Prospectuses dated April 10, 2017,

and the Virtus Opportunities Trust Statutory Prospectus,

dated April 10, 2017, each as supplemented

Important Notice to Investors

Virtus Duff & Phelps International Equity Fund

Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	0.25%
Other Expenses	1.93%	1.93%	1.93%	1.93%(b)
Total Annual Fund Operating Expenses	3.03%	3.78%	2.78%	3.03%
Less: Fee Waiver and/or Expense Reimbursement(c)	(1.76%)	(1.76%)	(1.76%)	(1.76%)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.27%	2.02%	1.02%	1.27%
(b)	Estimated for current fiscal year, as annualized.
(c)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.27% for Class A Shares, 2.02% for Class C Shares, 1.02% for Class I Shares and 1.27% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$697	$1,301	$1,929	$3,611
Class C	Sold	$305	$993	$1,800	$3,907
	Held	$205	$993	$1,800	$3,907
Class I	Sold or Held	$104	$695	$1,313	$2,981
Class T	Sold or Held	$376	$1,001	$1,651	$3,391

Virtus Horizon International Wealth Masters Fund

Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	0.25%
Other Expenses	2.12%	2.12%	2.12%	2.12%(b)
Total Annual Fund Operating Expenses	3.27%	4.02%	3.02%	3.27%
Less: Fee Waiver and/or Expense Reimbursement(c)	(1.95%)	(1.95%)	(1.95%)	(1.95%)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.32%	2.07%	1.07%	1.32%
(b)	Estimated for current fiscal year, as annualized.
(c)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 2.07% for Class C Shares, 1.07% for Class I Shares and 1.32% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$702	$1,352	$2,025	$3,811
Class C	Sold	$310	$1,046	$1,898	$4,102
	Held	$210	$1,046	$1,898	$4,102
Class I	Sold or Held	$109	$749	$1,415	$3,199
Class T	Sold or Held	$381	$1,054	$1,750	$3,598

Virtus Horizon Wealth Masters Fund

Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	0.25%
Other Expenses	0.43%	0.43%	0.43%	0.43%(b)
Total Annual Fund Operating Expenses	1.53%	2.28%	1.28%	1.53%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.25%	2.00%	1.00%	1.25%
(b)	Estimated for current fiscal year, as annualized.
(c)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.25% for Class A Shares, 2.00% for Class C Shares, 1.00% for Class I Shares and 1.25% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$695	$1,005	$1,336	$2,271
Class C	Sold	$303	$686	$1,195	$2,594
	Held	$203	$686	$1,195	$2,594
Class I	Sold or Held	$102	$378	$675	$1,521
Class T	Sold or Held	$374	$695	$1,038	$2,005

All Funds

Effective January 1, 2018, in the first table in the section “More Information About Fund Expenses” on page 130 of the statutory prospectus, the row corresponding to each fund will be replaced with the following and the new footnote added after the table.

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Duff & Phelps International Equity Fund **	1.27%	2.02%	N/A	1.02%	N/A	1.27%
Virtus Horizon International Wealth Masters Fund**	1.32%	2.07%	N/A	1.07%	N/A	1.32%
Virtus Horizon Wealth Masters Fund **	1.25%	2.00%	N/A	1.00%	N/A	1.25%

** Contractual through January 31, 2019.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Int’Eq-Int’lWM-WM NewExpCaps (12/17)